UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E.

24 Floor

Atlanta, GA 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.34%

Communications - 3.50%
Media - 2.21%
The Walt Disney Co.	112,825	$4,388,893

Telecommunications - 1.29%
Vodafone Group PLC - ADR	95,000	2,573,550

Total Communications		6,962,443

Consumer, Cyclical - 8.76%
Apparel - 2.04%
VF Corp.	30,900	4,063,041

Retail - 6.72%
Retail-Auto Parts - 1.00%
Advance Auto Parts, Inc.	26,000	1,992,640

Restaurants - 3.55%
Darden Restaurants, Inc.	60,500	2,775,135
McDonald’s Corp.	43,300	4,288,865

		7,064,000

Specialty Stores - 2.17%
Tiffany & Co.	67,500	4,306,500

Total Retail		13,363,140

Total Consumer, Cyclical		17,426,181

Consumer, Non-Cyclical - 26.88%
Agriculture - 3.23%
Archer-Daniels-Midland Co.	132,550	3,794,906
British American Tobacco PLC - ADR	28,500	2,627,985

		6,422,891

Beverages - 1.71%
PepsiCo, Inc.	51,975	3,413,198

Biotechnology - 2.38%
Celgene Corp.(1)	65,100	4,732,770

Commercial Services - 1.02%
Aaron’s, Inc.	76,000	2,022,360

Cosmetics/Personal Care - 1.72%
The Procter & Gamble Co.	54,300	3,423,072

Food - 1.95%
HJ Heinz Co.	75,000	3,888,750

Healthcare Products - 3.39%
Becton Dickinson and Co.	51,550	4,042,036
Stryker Corp.	48,800	2,704,984

		6,747,020

	Shares	Value

Healthcare Services - 2.02%
UnitedHealth Group, Inc.	77,600	$4,018,904

Household Products/Wares - 4.85%
Church & Dwight Co., Inc.	116,300	5,276,531
Kimberly-Clark Corp.	61,000	4,365,160

		9,641,691

Pharmaceuticals - 4.61%
Novartis AG - ADR	69,345	3,769,594
Teva Pharmaceutical Industries, Ltd. - ADR	119,575	5,396,420

		9,166,014

Total Consumer, Non-Cyclical		53,476,670

Energy - 9.16%
Oil & Gas - 9.16%
Apache Corp.	39,300	3,885,984
Chevron Corp.	39,700	4,092,276
Diamond Offshore Drilling, Inc.	44,040	2,743,692
Exxon Mobil Corp.	60,814	5,092,564
Murphy Oil Corp.	40,450	2,410,820

		18,225,336

Total Energy		18,225,336

Financial - 9.01%
Diversified Financial Services - 4.41%
IntercontinentalExchange, Inc.(1)	29,750	3,405,780
T Rowe Price Group, Inc.	92,600	5,355,984

		8,761,764

Insurance - 3.69%
Aflac, Inc.	86,900	4,191,187
The Travelers Cos., Inc.	53,975	3,146,743

		7,337,930

REITS - 0.91%
Washington Real Estate Investment Trust	61,000	1,817,800

Total Financial		17,917,494

Industrial - 14.40%
Aerospace/Defense - 2.25%
Northrop Grumman Corp.	35,300	2,049,165
The Boeing Co.	32,850	2,436,813

		4,485,978

Electrical Components & Equipment - 2.50%
Emerson Electric Co.	97,000	4,983,860

Engineering & Construction - 1.53%
Fluor Corp.	54,100	3,042,584

Miscellaneous Manufacturers - 6.90%
3M Co.	31,500	2,731,365
General Electric Co.	337,735	6,319,022
Illinois Tool Works, Inc.	88,100	4,671,943

		13,722,330

Transportation - 1.22%
Norfolk Southern Corp.	33,500	2,418,700

Total Industrial		28,653,452

	Shares	Value

Technology - 19.63%
Computers - 8.30%
Accenture PLC - Class A	50,800	$2,912,872
Apple, Inc.(1)	16,500	7,531,920
International Business Machines Corp.	31,485	6,064,011

		16,508,803

Semiconductors - 4.73%
Intel Corp.	128,500	3,394,970
QUALCOMM, Inc.	102,450	6,026,109

		9,421,079

Software - 6.60%
ANSYS, Inc.(1)	83,200	5,032,768
Microsoft Corp.	128,965	3,808,336
Oracle Corp.	151,950	4,284,990

		13,126,094

Total Technology		39,055,976

TOTAL COMMON STOCKS (COST $139,179,007)		181,717,552

EXCHANGE TRADED FUNDS - 7.00%
Exchange Traded Funds - 7.00%
iShares® Dow Jones U.S. Oil Equipment & Services Index Fund	112,000	6,163,360
Materials Select Sector SPDR® Fund	208,950	7,768,761

		13,932,121

TOTAL EXCHANGE TRADED FUNDS (COST $12,852,736)		13,932,121

SHORT TERM INVESTMENTS - 1.67%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.05%	3,320,091	3,320,091

TOTAL SHORT TERM INVESTMENTS (COST $3,320,091)		3,320,091

TOTAL INVESTMENTS (100.01%)		198,969,764

(COST $155,351,834)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)		(15,753)

TOTAL NET ASSETS (100.00%)		$198,954,011

(1)	Non-income producing security.

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b) Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

c) Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e) Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f) Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

g) Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2012.

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$181,717,552	$–	$–	$181,717,552
Exchange Traded Funds	13,932,121	–	–	13,932,121
Short Term Investments	3,320,091	–	–	3,320,091
TOTAL	$198,969,764	$–	$–	$198,969,764

* See Schedule of Investments for industry classifications.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2012.

For the nine months ended January 31, 2012, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold derivative instruments at any time during the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2012 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$45,677,035
Gross unrealized (depreciation) for all investments in which there was an excess of tax cost over value	(2,228,657)
Net unrealized appreciation	$43,448,378
Tax Cost	$155,521,386

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 30, 2012

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 30, 2012